Segment Reporting (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Segment Reporting (Details) [Line Items]
Operating segments, description	the Company operated through three operating segments: products segment, Patient services segment, Kits and Covid -19 testing services segment
Discontinued operation the revenues		$ 97
Discontinued operation loss	$ (11,108)	(301)
External customers [Member]
Segment Reporting (Details) [Line Items]
Discontinued operation the revenues	361
Discontinued operation loss	$ 11,108	$ 301